Commitment and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Future minimum lease payments for non-cancellable operating leases
2013	$ 18.4
2014	17.0
2015	15.8
2016	14.8
2017	6.2
Thereafter	18.1
Total	$ 90.3